Deposits	12 Months Ended
Dec. 31, 2012
Deposits

NOTE 9 – DEPOSITS

Time deposits of $100 or more were $68,719 and $98,934 at year-end 2012 and 2011.

Scheduled maturities of time deposits for the next five years were as follows:

2013	$46,715
2014	28,461
2015	20,989
2016	1,724
2017	279
Thereafter	—

Total	$98,168

Time deposits included $32,095 and $53,925 in brokered deposits at year-end 2012 and 2011. See Note 2 for description of regulatory restrictions on accepting and renewing brokered deposits.